Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 11.9%
35,993		Activision Blizzard, Inc.	$1,904,750	0.2
14,232	(1)	Alphabet, Inc. - Class A	17,379,264	1.8
14,447	(1)	Alphabet, Inc. - Class C	17,610,893	1.9
347,019		AT&T, Inc.	13,131,199	1.4
7,585	(1)	Charter Communications, Inc.	3,125,930	0.3
214,076		Comcast Corp. – Class A	9,650,546	1.0
13,780	(1)	Electronic Arts, Inc.	1,347,960	0.1
113,594	(1)	Facebook, Inc. - Class A	20,228,819	2.1
20,019	(1)	Netflix, Inc.	5,357,485	0.6
14,859	(1)	T-Mobile US, Inc.	1,170,443	0.1
196,716		Verizon Communications, Inc.	11,873,778	1.3
82,984		Walt Disney Co.	10,814,475	1.1
			113,595,542	11.9

		Consumer Discretionary: 9.8%
19,659	(1)	Amazon.com, Inc.	34,126,255	3.6
2,016	(1)	Booking Holdings, Inc.	3,956,622	0.4
18,899		Carnival Corp.	826,075	0.1
37,713		eBay, Inc.	1,470,053	0.1
185,761		Ford Motor Co.	1,701,571	0.2
58,954		General Motors Co.	2,209,596	0.2
52,388		Home Depot, Inc.	12,155,064	1.3
16,170		Las Vegas Sands Corp.	933,979	0.1
37,242		Lowe's Cos, Inc.	4,095,130	0.4
13,033		Marriott International, Inc.	1,620,914	0.2
36,472		McDonald's Corp.	7,830,903	0.8
58,626		Nike, Inc.	5,506,154	0.6
17,081		Ross Stores, Inc.	1,876,348	0.2
56,877		Starbucks Corp.	5,029,064	0.5
23,682		Target Corp.	2,531,842	0.3
6,677	(1),(2)	Tesla, Inc.	1,608,289	0.2
57,695		TJX Cos., Inc.	3,215,919	0.3
14,606		VF Corp.	1,299,788	0.1
14,539		Yum! Brands, Inc.	1,649,159	0.2
			93,642,725	9.8

		Consumer Staples: 8.1%
88,922		Altria Group, Inc.	3,636,910	0.4
182,209		Coca-Cola Co.	9,919,458	1.0
39,944		Colgate-Palmolive Co.	2,936,283	0.3
7,527		Constellation Brands, Inc.	1,560,197	0.2
20,884		Costco Wholesale Corp.	6,016,889	0.6
10,201		Estee Lauder Cos., Inc.	2,029,489	0.2
28,458		General Mills, Inc.	1,568,605	0.2
9,715	(2)	Keurig Dr Pepper, Inc.	265,414	0.0
16,219		Kimberly-Clark Corp.	2,303,909	0.3
29,634		Kraft Heinz Co.	827,826	0.1
67,545		Mondelez International, Inc.	3,736,589	0.4
18,344	(1)	Monster Beverage Corp.	1,065,053	0.1
66,577		PepsiCo, Inc.	9,127,707	1.0
73,870		Philip Morris International, Inc.	5,608,949	0.6
117,490		Procter & Gamble Co.	14,613,406	1.5
22,647		Sysco Corp.	1,798,172	0.2
36,224		Walgreens Boots Alliance, Inc.	2,003,549	0.2
66,746		Walmart, Inc.	7,921,415	0.8
			76,939,820	8.1

		Energy: 4.4%
90,615		Chevron Corp.	10,746,939	1.1
52,806		ConocoPhillips	3,008,886	0.3
27,568		EOG Resources, Inc.	2,046,097	0.2
201,210		Exxon Mobil Corp.	14,207,438	1.5
92,684		Kinder Morgan, Inc.	1,910,218	0.2
31,192		Marathon Petroleum Corp.	1,894,914	0.2
42,534		Occidental Petroleum Corp.	1,891,487	0.2
21,313		Phillips 66	2,182,451	0.2
65,807		Schlumberger Ltd.	2,248,625	0.3
19,788		Valero Energy Corp.	1,686,729	0.2
			41,823,784	4.4

		Financials: 13.1%
35,036		Aflac, Inc.	1,833,084	0.2
15,608		Allstate Corp.	1,696,277	0.2
32,511		American Express Co.	3,845,401	0.4
41,346		American International Group, Inc.	2,302,972	0.2
11,118		Aon PLC	2,152,111	0.2
400,261		Bank of America Corp.	11,675,613	1.2
39,836		Bank of New York Mellon Corp.	1,800,986	0.2
36,328		BB&T Corp.	1,938,825	0.2
92,981	(1)	Berkshire Hathaway, Inc. – Class B	19,341,908	2.0
5,627		BlackRock, Inc.	2,507,616	0.3
22,201		Capital One Financial Corp.	2,019,847	0.2
55,651		Charles Schwab Corp.	2,327,881	0.2
21,633		Chubb Ltd.	3,492,432	0.4
107,324		Citigroup, Inc.	7,413,942	0.8
16,824		CME Group, Inc.	3,555,584	0.4
15,373		Goldman Sachs Group, Inc.	3,185,747	0.3
26,428		Intercontinental Exchange, Inc.	2,438,512	0.3
151,112		JPMorgan Chase & Co.	17,784,371	1.9
24,086		Marsh & McLennan Cos., Inc.	2,409,804	0.2
37,623		Metlife, Inc.	1,774,301	0.2
7,804		Moody's Corp.	1,598,493	0.2
56,468		Morgan Stanley	2,409,490	0.2
21,132		PNC Financial Services Group, Inc.	2,961,861	0.3
27,691		Progressive Corp.	2,139,130	0.2
19,268		Prudential Financial, Inc.	1,733,157	0.2
11,688		S&P Global, Inc.	2,863,326	0.3
12,953		TD Ameritrade Holding Corp.	604,905	0.1
12,429		Travelers Cos, Inc.	1,848,068	0.2
67,995		US Bancorp	3,762,843	0.4
188,707		Wells Fargo & Co.	9,518,381	1.0
			124,936,868	13.1

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: 14.6%
81,850		Abbott Laboratories	$6,848,389	0.7
70,286		AbbVie, Inc.	5,322,056	0.6
10,245	(1)	Alexion Pharmaceuticals, Inc.	1,003,395	0.1
15,585		Allergan plc	2,622,800	0.3
28,498		Amgen, Inc.	5,514,648	0.6
12,228		Anthem, Inc.	2,935,943	0.3
22,916		Baxter International, Inc.	2,004,462	0.2
12,723		Becton Dickinson & Co.	3,218,410	0.3
8,743	(1)	Biogen, Inc.	2,035,545	0.2
65,972	(1)	Boston Scientific Corp.	2,684,401	0.3
77,743		Bristol-Myers Squibb Co.	3,942,347	0.4
33,399	(1)	Celgene Corp.	3,316,521	0.3
17,694		Cigna Corp.	2,685,772	0.3
61,692		CVS Health Corp.	3,890,914	0.4
30,251		Danaher Corp.	4,369,152	0.5
9,859	(1)	Edwards Lifesciences Corp.	2,168,093	0.2
40,877		Eli Lilly & Co.	4,571,275	0.5
60,621		Gilead Sciences, Inc.	3,842,159	0.4
12,795		HCA Healthcare, Inc.	1,540,774	0.2
6,409		Humana, Inc.	1,638,589	0.2
6,971	(1)	Illumina, Inc.	2,120,718	0.2
5,443	(1)	Intuitive Surgical, Inc.	2,938,839	0.3
126,268		Johnson & Johnson	16,336,554	1.7
63,787		Medtronic PLC	6,928,544	0.7
122,433		Merck & Co., Inc.	10,306,410	1.1
264,441		Pfizer, Inc.	9,501,365	1.0
3,883	(1)	Regeneron Pharmaceuticals, Inc.	1,077,144	0.1
16,299		Stryker Corp.	3,525,474	0.4
18,950		Thermo Fisher Scientific, Inc.	5,519,566	0.6
44,924		UnitedHealth Group, Inc.	9,762,884	1.0
12,181	(1)	Vertex Pharmaceuticals, Inc.	2,063,705	0.2
22,754		Zoetis, Inc.	2,834,921	0.3
			139,071,769	14.6

		Industrials: 8.1%
26,589		3M Co.	4,371,232	0.5
25,157		Boeing Co.	9,571,484	1.0
25,929		Caterpillar, Inc.	3,275,092	0.3
36,151		CSX Corp.	2,504,180	0.3
15,117		Deere & Co.	2,549,935	0.3
27,678		Delta Air Lines, Inc.	1,594,253	0.2
20,066		Eaton Corp. PLC	1,668,488	0.2
29,093		Emerson Electric Co.	1,945,158	0.2
11,454		FedEx Corp.	1,667,359	0.2
12,110		General Dynamics Corp.	2,212,860	0.2
411,247		General Electric Co.	3,676,548	0.4
34,177		Honeywell International, Inc.	5,782,748	0.6
15,416		Illinois Tool Works, Inc.	2,412,450	0.2
37,807		Johnson Controls International plc	1,659,349	0.2
11,752		Lockheed Martin Corp.	4,583,985	0.5
12,636		Norfolk Southern Corp.	2,270,184	0.2
7,520		Northrop Grumman Corp.	2,818,421	0.3
13,291		Raytheon Co.	2,607,561	0.3
4,863		Roper Technologies, Inc.	1,734,146	0.2
22,937		Southwest Airlines Co.	1,238,827	0.1
8,593	(1),(2)	Uber Technologies, Inc.	261,829	0.0
33,654		Union Pacific Corp.	5,451,275	0.6
33,187		United Parcel Service, Inc. - Class B	3,976,466	0.4
38,548		United Technologies Corp.	5,262,573	0.5
20,183		Waste Management, Inc.	2,321,045	0.2
			77,417,448	8.1

		Information Technology: 23.7%
30,294		Accenture PLC	5,827,051	0.6
23,145	(1)	Adobe, Inc.	6,393,806	0.7
17,467		Analog Devices, Inc.	1,951,588	0.2
214,914		Apple, Inc.	48,134,289	5.1
44,399		Applied Materials, Inc.	2,215,510	0.2
10,463	(1)	Autodesk, Inc.	1,545,385	0.2
20,677		Automatic Data Processing, Inc.	3,337,681	0.4
18,358		Broadcom, Inc.	5,068,093	0.5
203,635		Cisco Systems, Inc.	10,061,605	1.1
26,139		Cognizant Technology Solutions Corp.	1,575,267	0.2
7,219	(1)	Dell Technologies, Inc.	374,377	0.0
28,983		Fidelity National Information Services, Inc.	3,847,783	0.4
71,566		HP, Inc.	1,354,029	0.1
210,732		Intel Corp.	10,859,020	1.1
42,156		International Business Machines Corp.	6,130,325	0.7
11,827		Intuit, Inc.	3,145,272	0.3
42,666		Mastercard, Inc. - Class A	11,586,806	1.2
52,552	(1)	Micron Technology, Inc.	2,251,853	0.2
359,522		Microsoft Corp.	49,984,344	5.2
27,732		Nvidia Corp.	4,827,309	0.5
106,562		Oracle Corp.	5,864,107	0.6
55,842	(1)	PayPal Holdings, Inc.	5,784,673	0.6
57,795		Qualcomm, Inc.	4,408,603	0.5
38,956	(1)	Salesforce.com, Inc.	5,782,629	0.6
8,851	(1)	ServiceNow, Inc.	2,246,826	0.2
44,561		Texas Instruments, Inc.	5,759,064	0.6
82,690		Visa, Inc. - Class A	14,223,507	1.5
3,646		VMware, Inc.	547,119	0.1
7,574	(1)	Workday, Inc.	1,287,277	0.1
			226,375,198	23.7

		Materials: 1.9%
10,454		Air Products & Chemicals, Inc.	2,319,325	0.2
35,579		Dow, Inc.	1,695,340	0.2
35,620		DowDuPont, Inc.	2,540,062	0.3
11,978		Ecolab, Inc.	2,372,123	0.3
25,792	(1)	Linde Public Ltd.	4,996,426	0.5
12,628		LyondellBasell Industries NV - Class A	1,129,827	0.1
11,202		PPG Industries, Inc.	1,327,549	0.1
3,939		Sherwin-Williams Co.	2,165,938	0.2
3,924		Southern Copper Corp.	133,926	0.0
			18,680,516	1.9

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 1.7%
20,874	American Tower Corp.	$4,615,867	0.5
19,700	Crown Castle International Corp.	2,738,497	0.3
3,981	Equinix, Inc.	2,296,241	0.2
29,822	ProLogis, Inc.	2,541,431	0.3
7,029	Public Storage, Inc.	1,724,003	0.2
14,597	Simon Property Group, Inc.	2,272,023	0.2
		16,188,062	1.7

	Utilities: 2.0%
23,472	American Electric Power Co., Inc.	2,199,092	0.2
38,076	Dominion Energy, Inc.	3,085,679	0.3
34,613	Duke Energy Corp.	3,318,002	0.4
46,075	Exelon Corp.	2,225,883	0.2
22,741	NextEra Energy, Inc.	5,298,426	0.6
49,440	Southern Co.	3,053,909	0.3
		19,180,991	2.0

	Total Common Stock
	(Cost $321,141,176)	947,852,723	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreements: 0.2%
976,269	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $976,333, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $995,794, due 10/25/19-07/15/61)	976,269	0.1
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,000,065, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/15/19-09/01/49)	1,000,000	0.1
			1,976,269	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
6,327,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $6,327,000)	$6,327,000	0.7

	Total Short-Term Investments
	(Cost $8,303,269)	8,303,269	0.9

	Total Investments in Securities (Cost $329,444,445)	$956,155,992	100.2
	Liabilities in Excess of Other Assets	(2,055,434)	(0.2)
	Net Assets	$954,100,558	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$947,852,723	$–	$–	$947,852,723
Short-Term Investments	6,327,000	1,976,269	–	8,303,269
Total Investments, at fair value	$954,179,723	$1,976,269	$–	$956,155,992
Liabilities Table
Other Financial Instruments+
Futures	$(36,468)	$–	$–	$(36,468)
Total Liabilities	$(36,468)	$–	$–	$(36,468)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	50	12/20/19	$7,446,250	$(36,468)
			$7,446,250	$(36,468)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $332,005,858.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$632,473,604
Gross Unrealized Depreciation	(8,359,938)
Net Unrealized Appreciation	$624,113,666